Segment Information Depreciation and Amortization (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	$ 383.0	$ 319.1	$ 305.4
Corporate and other
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	8.4	5.3	5.6
Passive Safety
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	278.5	264.5	254.6
Electronics
Reconciliation of Depreciation by Segment [Line Items]
Depreciation and amortization	$ 96.1	$ 49.3	$ 45.2